United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2013

Date of Reporting Period: Quarter ended 03/31/2013

Item 1. Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust
Portfolio of Investments
March 31, 2013 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—96.0%
		Alabama—2.4%
$3,920,000		Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	$4,122,977
8,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2015	8,651,600
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,208,692
925,000		Saraland, AL, GO Warrants, 4.00%, 1/1/2014	947,820
960,000		Saraland, AL, GO Warrants, 4.50%, 1/1/2015	1,021,882
2,355,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2014	2,452,261
2,470,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2015	2,678,987
2,600,000		Tuscaloosa, AL, GO Warrants (Series 2010-B), 5.00%, 2/15/2016	2,922,062
		TOTAL	24,006,281
		Alaska—0.2%
2,000,000		Valdez, AK Marine Terminal, Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2021	2,430,740
		Arizona—2.7%
3,000,000		Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 1.96% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	3,053,370
3,500,000		Arizona State, COPs (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2015	3,864,035
2,500,000		Arizona Transportation Board—Highway Revenue, Subordinated Highway Revenue Bonds (Series 2013A), 5.00%, 7/1/2021	3,113,450
3,000,000		Maricopa County, AZ Pollution Control Corp., PCR Revenue Refunding Bonds (Series 2010A), 4.00% TOBs (Public Service Co., NM), Mandatory Tender 6/1/2015	3,136,170
3,125,000		Navajo County, AZ Pollution Control Corp., PCR Refunding Bonds (Series 2009A), 1.25% TOBs (Arizona Public Service Co.), Mandatory Tender 5/30/2014	3,144,500
1,000,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 4.00%, 7/1/2014	1,045,910
1,250,000		Pima County, AZ Sewer System, Revenue Bonds (Series 2011B), 5.00%, 7/1/2015	1,375,550
7,260,000		Salt River Project, AZ Agricultural Improvement & Power District, COPs, 5.00% (National Re Holdings Corp. INS), 12/1/2015	7,483,463
		TOTAL	26,216,448
		Arkansas—0.8%
500,000		Beaver Water District of Benton and Washington Counties, AR, Revenue Refunding Bonds (Series 2010), 3.00%, 11/15/2017	544,095
7,250,000		Independence County, AR, PCR Refunding Bonds (Series 2013), 2.38% (Entergy Arkansas, Inc.), 1/1/2021	7,241,735
		TOTAL	7,785,830
		California—9.6%
1,000,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2019	1,204,350
1,730,000		Alameda Corridor Transportation Authority, CA, Tax-Exempt Senior Lien Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2020	2,091,778
5,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007B-1), 1.22% TOBs, Mandatory Tender 4/1/2024	5,025,300
10,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007G-1), 1.22% TOBs, Mandatory Tender 4/1/2024	10,001,000
500,000		California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2014	520,235
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	1,515,855
1,500,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	1,584,360
4,000,000		California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Dignity Health (Catholic Healthcare West)), Mandatory Tender 7/1/2014	4,222,360
2,000,000		California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2004), 3.00% (Waste Management, Inc.), 9/1/2014	2,066,120
5,000,000		California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 3.63% (Waste Management, Inc.), 6/1/2018	5,172,100
5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2014	5,259,900

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$5,000,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2010L), 5.00%, 5/1/2015	$5,481,550
3,000,000		California State Public Works Board, Lease Revenue Bonds (Series 2012G), 5.00%, 11/1/2020	3,642,240
1,440,000		California State Public Works Board, Lease Revenue Bonds (Series 2012H), 5.00%, 4/1/2019	1,718,770
4,375,000		California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	4,635,312
4,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.12%, 5/1/2019	4,010,040
3,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.27%, 5/1/2020	3,033,090
3,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 10/1/2015	3,337,680
3,975,000		California Statewide CDA, Revenue Bonds (Series 2009A), 5.00% (Kaiser Permanente), 4/1/2013	3,976,590
2,500,000		California Statewide CDA, Revenue Bonds (Series 2009E-1), 5.00% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	2,899,150
2,000,000		Chula Vista, CA, Revenue Refunding Bonds (Series 2006A), 1.65% (San Diego Gas & Electric Co.), 7/1/2018	2,035,300
4,195,000		Los Angeles, CA USDT, Refunding COPs (Series 2010A), 5.00%, 12/1/2015	4,640,425
2,750,000		San Diego County, CA Water Authority, Subordinate Lien Water Revenue Refunding Bonds (Series 2011S-1), 5.00%, 7/1/2016	3,127,162
2,815,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00% (United States Treasury COL), 11/1/2017	3,355,086
8,670,000		San Francisco, CA Public Utilities Commission (Water Enterprise), Water Revenue Bonds (Series 2010DE), 5.00%, 11/1/2017	10,303,255
		TOTAL	94,859,008
		Colorado—1.5%
2,090,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,121,517
100,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.38% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	100,106
2,900,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	3,114,861
500,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 2.00% (Covenant Retirement Communities, Inc.), 12/1/2013	503,585
2,115,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2015	2,242,683
1,795,000		Colorado Health Facilities Authority, Revenue Refunding Bonds (Series 2012C), 4.00% (Covenant Retirement Communities, Inc.), 12/1/2016	1,934,777
4,570,000		E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Term Rate Bonds)(Series 2011A), 2.84% TOBs, Mandatory Tender 9/1/2014	4,589,742
		TOTAL	14,607,271
		Connecticut—4.1%
2,750,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2014	2,876,087
1,010,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 4.00%, 8/15/2015	1,081,417
3,185,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2016	3,585,323
2,580,000		Bridgeport, CT, UT GO Refunding Bonds (Series 2012B), 5.00%, 8/15/2017	2,959,182
5,000,000		Connecticut State, UT GO Bonds (Series 2010C), 5.00%, 12/1/2013	5,163,250
10,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.37%, 4/15/2020	10,130,900
2,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.04%, 9/15/2019	2,009,960
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.00%, 3/1/2023	1,502,550
2,255,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.07%, 3/1/2024	2,259,127
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.09%, 3/1/2025	4,007,840
2,100,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2018	2,265,060
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (Assured Guaranty Municipal Corp. INS), 8/1/2019	2,157,820
		TOTAL	39,998,516
		District of Columbia—0.2%
2,000,000		District of Columbia Revenue, University Revenue Refunding Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2015	2,172,600
		Florida—6.7%
8,000,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2012A-1), 5.00%, 6/1/2015	8,729,120
7,245,000		Florida State Board of Education, UT GO Capital Outlay Refunding Bonds (Series 2010A), 5.00% (Florida State), 6/1/2017	8,502,949
500,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2015	540,460

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$630,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 4.00%, 10/1/2017	$706,394
800,000		Florida State Municipal Power Agency, Stanton II Project Revenue Bonds (Series 2012A), 5.00%, 10/1/2016	910,552
2,000,000		Halifax Hospital Medical Center, FL, Hospital Revenue Refunding & Improvement Bonds (Series 2006A), 5.25%, 6/1/2015	2,179,580
475,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 3.00% (Tampa General Hospital), 10/1/2014	492,822
375,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 4.00% (Tampa General Hospital), 10/1/2015	406,155
600,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2018	708,888
630,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2019	752,434
525,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2020	624,823
1,245,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2021	1,479,595
1,300,000		Hillsborough County, FL IDA, Hospital Revenue Refunding Bonds (Series 2012A), 5.00% (Tampa General Hospital), 10/1/2022	1,531,946
5,000,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.22%, 10/1/2014	5,042,400
600,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2014	617,676
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2015	781,927
1,435,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Refunding Bonds (Series 2012), 3.00% (Mt. Sinai Medical Center, FL), 11/15/2016	1,508,314
1,015,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.00%, 7/1/2018	1,199,872
750,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.00%, 7/1/2020	903,818
1,500,000		Miami-Dade County, FL Expressway Authority, Toll System Refunding Revenue Bonds (Series 2013A), 5.00%, 7/1/2021	1,812,390
7,800,000		Miami-Dade County, FL School Board, COPs (Series 2011B), 5.00% TOBs, Mandatory Tender 5/1/2016	8,733,270
610,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2019	730,018
500,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2020	601,795
1,250,000		Miami-Dade County, FL Transit System, Transit System Sales Surtax Revenue Bonds (Series 2012), 5.00%, 7/1/2021	1,510,325
1,750,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2018	2,078,038
1,500,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2019	1,804,020
1,350,000		Orlando & Orange County Expressway Authority, FL, Refunding Revenue Bonds (Series 2012A), 5.00%, 7/1/2020	1,639,089
1,500,000		Orlando, FL Utilities Commission, Utility System Revenue Refunding Bonds (Series 2011B), 5.00%, 10/1/2018	1,811,385
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,021,580
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,054,310
5,000,000		Tampa Bay, FL Water Utility System, Refunding Revenue Bonds (Series 2011B), 5.00%, 10/1/2018	6,020,150
		TOTAL	66,436,095
		Georgia—2.8%
2,500,000		Atlanta, GA Airport Passenger Facilities Charge Revenue, Subordinate Lien General Revenue Bonds (Series 2010B), 5.00%, 1/1/2018	2,944,400
4,000,000		Burke County, GA Development Authority, PCRBs (First Series 2012), 1.75% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2017	4,112,720
600,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2014	632,496
950,000		DeKalb County, GA Water & Sewerage, Revenue Bonds (Series 2011A), 4.00%, 10/1/2015	1,030,911
3,535,000		Floyd County, GA Development Authority PCRBs (First Series 2010), 0.85% TOBs (Georgia Power Co.), Mandatory Tender 11/19/2015	3,555,786
3,000,000		Fulton County, GA Water & Sewage System, Revenue Refunding Bonds (Series 2011), 5.00%, 1/1/2019	3,612,000
2,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2016	2,295,880
1,000,000		Municipal Electric Authority of Georgia, Combined Cycle Project Revenue Bonds (Series 2012A), 5.00%, 11/1/2018	1,199,870
4,950,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2012C), 5.00%, 1/1/2020	5,978,066
2,000,000		Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2015	2,199,880
		TOTAL	27,562,009
		Hawaii—0.4%
800,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.00% (Kahala Nui), 11/15/2013	811,520
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 4.50% (Kahala Nui), 11/15/2015	1,061,220

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Hawaii—continued
$1,000,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2017	$1,113,090
500,000	Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue Refunding Bonds (Series 2012), 5.00% (Kahala Nui), 11/15/2018	562,880
	TOTAL	3,548,710
	Illinois—5.6%
3,500,000	Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2010B), 5.00% TOBs, Mandatory Tender 1/1/2015	3,751,020
1,875,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2011B), 5.00%, 1/1/2018	2,201,644
2,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2015	2,229,580
2,000,000	Illinois Finance Authority, Gas Supply Refunding Revenue Bonds (Series 2010), 2.13% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 7/1/2014	2,039,440
6,500,000	Illinois Finance Authority, Revenue Bonds (Series 2008A-2), 1.40% TOBs (Advocate Health Care Network), Mandatory Tender 2/12/2020	7,781,150
2,500,000	Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2017	2,705,750
5,000,000	Illinois Finance Authority, Revenue Bonds (Series 2012E), 5.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 5/1/2017	5,813,600
5,000,000	Illinois Finance Authority, Revenue Bonds (Series A-1), 5.00% TOBs (Advocate Health Care Network), Mandatory Tender 1/15/2020	5,978,600
1,510,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	1,525,658
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2014	1,057,770
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2015	1,101,490
1,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 6/15/2016	1,141,900
2,000,000	Illinois State Unemployment Insurance Fund Building Receipts, Revenue Bonds (Series 2012A), 5.00%, 12/15/2017	2,308,980
4,000,000	Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	4,557,560
5,000,000	Illinois State, UT GO Bonds (Series of March 2012), 5.00%, 3/1/2017	5,664,150
2,205,000	Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2018	2,509,158
2,680,000	Railsplitter Tobacco Settlement Authority, IL, Tobacco Settlement Revenue Bonds (Series 2010), 5.00%, 6/1/2017	3,070,342
	TOTAL	55,437,792
	Indiana—3.0%
2,500,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-8), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 7/28/2016	2,836,800
4,000,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-9), 5.00% TOBs (Ascension Health Alliance Subordinate Credit Group), Mandatory Tender 6/1/2017	4,635,160
750,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 4.00%, 1/1/2020	858,135
1,000,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2019	1,196,030
855,000	Indiana State Finance Authority (Hospital Revenue Bonds), Hospital Revenue Bonds (Series 2012A), 5.00% (Community Health Network), 5/1/2020	1,009,969
1,270,000	Indiana State Finance Authority, Environmental Facilities Revenue Refunding Bonds (Series 2009B), 4.90% (Indianapolis, IN Power & Light Co.), 1/1/2016	1,384,415
425,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 4.00% (CWA Authority), 10/1/2014	447,950
625,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2018	747,906
825,000	Indiana State Finance Authority, First Lien Wastewater Utility Revenue Bonds (Series 2012A), 5.00% (CWA Authority), 10/1/2020	1,009,115
1,000,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2018	1,172,250
2,500,000	Indiana State Finance Authority, Second Lien Wastewater Utility Revenue Bonds (Series 2011B), 5.00% (CWA Authority), 10/1/2019	2,957,725
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 6/1/2013	1,006,650
900,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 4.50%, 7/1/2015	982,233
5,000,000	Whiting, IN Environmental Facilities, Bonds (Series 2005), 5.00% (BP PLC), 7/1/2017	5,807,850
3,000,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2009), 5.25% (BP PLC), 1/1/2021	3,699,780
	TOTAL	29,751,968
	Iowa—0.1%
1,000,000	Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	1,053,580

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Louisiana—1.2%
$2,000,000	DeSoto Parish, LA, PCR Refunding Bonds (Series 2010), 3.25% TOBs (Southwestern Electric Power Co.), Mandatory Tender 1/2/2015	$2,059,520
6,000,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-2), 2.10% TOBs (Loop LLC), Mandatory Tender 10/1/2014	6,094,920
3,765,000	St. Charles Parish, LA Gulf Opportunity Zone, Revenue Bonds (Series 2010), 4.00% TOBs (Valero Energy Corp.), Mandatory Tender 6/1/2022	4,121,847
	TOTAL	12,276,287
	Maryland—0.6%
5,270,000	Prince Georges County, MD, GO Consolidated Public Improvement Bonds (Series 2010A), 5.00%, 9/15/2018	6,410,375
	Massachusetts—1.6%
2,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2015	2,152,940
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2017	1,140,800
3,750,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds (Nuclear Project No. 6 Series 2012A), 5.00%, 7/1/2016	4,244,475
1,875,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Project 3 (Series 2011), 5.00%, 7/1/2015	2,064,225
2,120,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Project 6 (Series 2011), 5.00%, 7/1/2017	2,419,280
2,130,000	Massachusetts State HFA, Construction Loan Notes (Series 2012F), 0.65%, 12/1/2014	2,132,343
2,000,000	Massachusetts State SO, Dedicated Tax Revenue Bonds, 5.25% (United States Treasury PRF 1/1/2014@100), 1/1/2020	2,074,760
	TOTAL	16,228,823
	Michigan—2.8%
1,375,000	Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2016	1,541,059
1,500,000	Grand Rapids, MI Water Supply System, Revenue Refunding Bonds (Series 2010), 5.00%, 1/1/2017	1,734,585
4,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005 A-4), 1.63% TOBs (Ascension Health Alliance Subordinate Credit Group ), Mandatory Tender 11/1/2019	3,993,760
1,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Alliance Senior Credit Group), 11/15/2016	1,149,710
3,335,000	Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 2.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 8/1/2014	3,407,536
3,000,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Revenue Refunding Bonds (Series 2004), 2.80% (Waste Management, Inc.), 12/1/2013	3,038,160
1,000,000	Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS)/(National Public Finance Guarantee Corporation LOC), 11/1/2013	1,029,520
8,875,000	Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.13% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	9,125,452
1,000,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2019	1,182,090
1,170,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 2011), 5.00% (Michigan State), 10/15/2020	1,396,290
	TOTAL	27,598,162
	Mississippi—0.8%
3,185,000	Mississippi Development Bank, SO Bonds (Series 2010A), 5.00%, 1/1/2014	3,295,074
1,000,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2015	1,106,660
3,250,000	Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (2010 Series 1), 5.00% (North Mississippi Health Services), 10/1/2017	3,786,510
	TOTAL	8,188,244
	Missouri—0.5%
3,780,000	Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,778,450
1,000,000	St. Louis, MO Municipal Finance Corp., City Justice Center Leasehold Revenue Refunding Bonds (Series 2011), 5.00% (St. Louis, MO), 2/15/2017	1,127,820
	TOTAL	4,906,270
	Nebraska—0.9%
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 4.00%, 1/1/2015	605,916
570,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2016	639,335
850,000	Nebraska Public Power District, General Revenue Bonds (Series 2011A), 5.00%, 1/1/2017	981,903

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nebraska—continued
$350,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.00%, 1/1/2020	$377,765
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 3.50%, 1/1/2019	558,475
1,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2018	1,137,060
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2020	572,775
1,175,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,411,093
2,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2021	2,430,740
		TOTAL	8,715,062
		Nevada—0.7%
3,875,000		Clark County, NV Airport System, Passenger Facility Charge Revenue Refunding Bonds (Series 2010F-1), 5.00%, 7/1/2014	4,091,147
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Dignity Health (Catholic Healthcare West)), 7/1/2013	430,164
2,250,000		Washoe County, NV School District, Refunding LT GO Bonds (Series 2012A), 4.00%, 6/1/2019	2,568,825
		TOTAL	7,090,136
		New Jersey—5.7%
2,500,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	2,576,000
2,500,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	2,792,275
2,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2017	2,277,480
3,000,000		New Jersey EDA, Cigarette Tax Revenue Refunding Bonds (Series 2012), 5.00% (NJ Dedicated Cigarette Excise Tax), 6/15/2018	3,462,060
10,000,000		New Jersey EDA, School Facilities Construction Refunding SIFMA Index Notes (Series 2013 I), 1.37% (New Jersey State), 9/1/2025	10,000,000
16,520,000	[1]	New Jersey EDA, School Facilities Construction Revenue Refunding Bonds (Series E), 1.82% (New Jersey State), 2/1/2016	16,907,559
1,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2018	1,184,100
600,000		New Jersey State EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	626,106
1,400,000		New Jersey State EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(United States Treasury COL), 3/1/2014	1,460,830
1,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Bonds (Series 2011B), 5.00% (New Jersey State), 6/15/2018	1,186,860
5,000,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2012B), 5.00%, 1/1/2019	5,974,050
475,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2018	560,158
1,500,000		New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2013A), 5.00%, 1/1/2020	1,814,730
3,929,000		Newark, NJ, (Series 2012B), 2.50% BANs, 6/28/2013	3,936,308
1,080,000		Newark, NJ, (Series G), 2.00% BANs, 12/11/2013	1,085,314
		TOTAL	55,843,830
		New Mexico—0.8%
7,000,000		Farmington, NM, Refunding PCRBs (Series 2012A), 1.88% TOBs (El Paso Electric Co.), Mandatory Tender 9/1/2017	7,105,000
830,000		Sandoval County, NM, Incentive Payment Revenue Refunding Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	850,252
		TOTAL	7,955,252
		New York—6.9%
2,500,000		Erie County, NY IDA, School Facility Revenue Refunding Bonds (Series 2011B), 5.00% (Buffalo, NY City School District), 5/1/2018	2,975,600
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2014	1,049,310
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2010A), 5.00%, 5/1/2015	1,089,720
2,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005D), 5.00% (MTA Transportation Revenue), 11/15/2016	2,298,720
1,000,000		Metropolitan Transportation Authority, NY, Transportation Revenue Bonds (Series 2005G), 5.00% (MTA Transportation Revenue), 11/15/2017	1,178,360
2,600,000		New York City Housing Development Corp., MFH Revenue Bonds (Series B-2), 2.05%, 5/1/2014	2,604,160
3,825,000		New York City, NY TFA, Future Tax Secured Bonds (Series 2010I-2), 5.00%, 11/1/2017	4,546,280
170,000		New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00% (Escrowed In Treasuries COL), 8/1/2013	172,771
1,885,000		New York City, NY, UT GO Bonds (Fiscal 2010 Series C), 5.00%, 8/1/2013	1,916,197
3,000,000		New York City, NY, UT GO Bonds (Fiscal 2011 Series B), 5.00%, 8/1/2017	3,523,950
4,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.58%, 8/1/2021	4,005,520

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$3,800,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.66%, 8/1/2025	$3,809,006
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2017	2,349,300
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2018	2,393,200
2,000,000		New York City, NY, UT GO Bonds (Series 2012F), 5.00%, 8/1/2019	2,427,840
1,345,000		New York City, NY, UT GO Bonds (Series A), 5.00%, 8/1/2016	1,535,775
500,000		New York City, NY, UT GO Bonds (Series A-1), 5.00%, 8/1/2018	598,300
1,005,000		New York City, NY, UT GO Bonds (Series C), 5.00%, 8/1/2018	1,202,583
4,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2011A), 5.00% (School District Financing Program), 10/1/2016	4,546,840
1,300,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue), 1/1/2018	1,526,473
1,000,000		New York State Thruway Authority, General Revenue Bonds (Series 2012I), 5.00% (New York State Thruway Authority—General Revenue), 1/1/2019	1,192,980
8,000,000		New York State Urban Development Corp., Service Contract Revenue Refunding Bonds (Series 2010B), 5.00%, 1/1/2016	8,954,400
3,000,000		New York State, Refunding UT GO Bonds (Series 2011C), 5.00%, 9/1/2014	3,210,420
2,000,000		Suffolk County, NY EDC, Revenue Bonds (Series 2011), 5.00% (Catholic Health Services of Long Island Obligated Group), 7/1/2018	2,360,400
3,350,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2017	3,986,466
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Refunding Bonds (Series 2012B), 5.00%, 11/15/2018	2,422,140
		TOTAL	67,876,711
		North Carolina—1.8%
1,145,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2010A), 5.00%, 1/1/2015	1,235,924
1,250,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2018	1,470,300
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2012A), 5.00%, 1/1/2019	1,192,980
2,840,000		North Carolina Eastern Municipal Power Agency, Revenue Refunding Bonds (Series 2003F), 5.50%, 1/1/2014	2,952,208
1,015,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 0.86% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	1,015,183
2,550,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist Obligated Group), 6/1/2014	2,693,412
1,245,000		North Carolina Medical Care Commission, Hospital Revenue Refunding Bonds (Series 2010), 5.00% (North Carolina Baptist Obligated Group), 6/1/2015	1,368,890
1,500,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds (Series 2008A), 5.25%, 1/1/2017	1,742,385
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,112,040
2,000,000		Wake County, NC, Public Improvement UT GO Bonds, 5.00%, 3/1/2015	2,179,240
		TOTAL	17,962,562
		Ohio—3.4%
1,400,000		American Municipal Power-Ohio, Inc., Revenue Bonds (Series 2012B), 5.00% (AMP Fremont Energy), 2/15/2016	1,560,132
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	2,091,020
1,800,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2016	2,040,480
2,685,000		Cleveland, OH Public Power System, Revenue Refunding Bonds (Series 2010), 5.00%, 11/15/2017	3,103,296
2,000,000		Ohio State Air Quality Development Authority, Air Quality Revenue Refunding Bonds (Series 2009A), 3.88% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	2,059,040
8,630,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/3/2013	8,650,453
2,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-A), 5.70% (FirstEnergy Solutions Corp.), 2/1/2014	2,068,580
795,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2016	912,819
2,000,000		Ohio State Building Authority, State Facilities Revenue Refunding Bonds (Series 2010C), 5.00%, 10/1/2018	2,411,380
800,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2013	817,920
625,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 4.00% (University of Dayton), 12/1/2016	685,331
1,720,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2014	1,839,609
1,000,000		Ohio State Higher Educational Facility Commission, Revenue Bonds (Series 2011A), 5.00% (University of Dayton), 12/1/2017	1,159,440
300,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00% (Escrowed In Treasuries COL), 12/1/2013	309,693
2,700,000		Ohio State University, General Receipts Bonds (Series 2009A), 5.00%, 12/1/2013	2,786,805

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$1,291,000		Richland County, OH, 2.00% BANs, 7/25/2013	$1,294,305
		TOTAL	33,790,303
		Oklahoma—2.8%
1,410,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2019	1,568,428
2,685,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2020	3,068,311
2,285,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.50% (Mustang Public Schools), 9/1/2021	2,612,098
2,000,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2018	2,232,880
2,700,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Midwest City-Del City Public Schools), 3/1/2019	3,031,101
425,000		Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2014	442,102
500,000		Oklahoma Development Finance Authority, Revenue Refunding Bonds (Series 2012), 5.00% (St. John Health System, OK), 2/15/2015	539,880
3,065,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2016	3,492,016
3,150,000		Oklahoma State Capital Improvement Authority, State Facilities Revenue Refunding Bonds (Series 2010A), 5.00% (Oklahoma State), 7/1/2017	3,721,630
1,255,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 3.13% (Broken Arrow Public Schools), 9/1/2018	1,362,440
2,600,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2011), 5.00% (Broken Arrow Public Schools), 9/1/2019	3,107,858
2,000,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Broken Arrow Public Schools), 9/1/2017	2,178,960
		TOTAL	27,357,704
		Oregon—0.3%
1,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	1,642,425
900,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	1,042,398
		TOTAL	2,684,823
		Pennsylvania—6.9%
3,000,000		Allegheny County Sanitation Authority, Sewer Revenue Bonds (Series 2011), 5.00% (Assured Guaranty Municipal Corp. INS), 6/1/2018	3,546,150
4,300,000	[1]	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.17% TOBs (UPMC Health System), Mandatory Tender 8/1/2013	4,304,902
4,125,000		Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,504,582
1,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Refunding Bonds (Series 2011), 5.00%, 3/1/2017	1,139,850
4,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.15% (FirstEnergy Solutions Corp.), 3/1/2017	3,979,080
5,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2008A), 2.70% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2018	5,068,050
4,000,000	[1]	Berks County, PA Municipal Authority, Variable Rate Revenue Bonds (Series 2012B), 1.62% TOBs (Reading Hospital & Medical Center), Mandatory Tender 7/1/2022	4,039,040
3,165,000		Gainesville and Hall County, GA Development Authority, Retirement Communities Revenue Refunding Bonds (Series 2012), 4.00% (ACTS Retirement Life Communities, Inc), 11/15/2017	3,397,817
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2016	682,212
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	417,150
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	704,038
1,000,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2019	1,193,490
765,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2020	916,883
1,950,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 5.00% (UPMC Health System), 2/15/2021	2,332,883
3,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	3,007,830

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009A), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	$2,085,580
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Refunding Bonds (Series 2009B), 3.00% TOBs (PPL Energy Supply, LLC), Mandatory Tender 9/1/2015	1,042,790
1,215,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	1,226,044
1,500,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.63% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2015	1,527,015
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2015	1,376,988
1,250,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2011-112), 5.00%, 10/1/2016	1,412,113
4,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2015	4,391,600
3,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Refunding Bonds (Series 2010), 5.00%, 6/15/2016	3,410,670
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,018,090
3,970,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2014	4,176,837
4,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 5.00% (UPMC Health System), 5/15/2015	4,652,475
1,000,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2015	1,091,250
1,165,000		Philadelphia, PA Airport System, Airport Revenue Bonds (Series 2010A), 5.00%, 6/15/2017	1,344,340
		TOTAL	67,989,749
		Rhode Island—1.5%
3,690,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2017	4,336,156
4,200,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2018	5,033,910
4,120,000		Rhode Island State and Providence Plantations, GO Bonds (Series 2011A), 5.00%, 8/1/2019	5,015,853
		TOTAL	14,385,919
		South Carolina—1.5%
2,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2009A-2), 5.00%, 1/1/2015	2,148,180
1,000,000		Piedmont Municipal Power Agency, SC, Electric Revenue Refunding Bonds (Series 2010A-2), 5.00%, 1/1/2018	1,169,160
5,000,000		Piedmont Municipal Power Agency, SC, Revenue Refunding Bonds (Series 2008A-3), 5.00%, 1/1/2016	5,554,300
5,750,000	[1]	South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 0.87% TOBs (Palmetto Health Alliance), Mandatory Tender 8/1/2013	5,732,578
		TOTAL	14,604,218
		South Dakota—0.1%
750,000		Educational Enhancement Funding Corp., SD, Tobacco Settlement Revenue Bonds (Series 2013B), 5.00%, 6/1/2023	908,123
		Tennessee—1.2%
1,000,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2014	1,079,360
750,000		Memphis, TN Electric System, Subordinate Revenue Refunding Bonds (Series 2010), 5.00%, 12/1/2015	841,980
1,500,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2018	1,782,015
935,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2019	1,123,889
4,000,000		Metropolitan Government Nashville & Davidson County, TN, UT GO Refunding Bonds (Series 2010D), 5.00%, 7/1/2016	4,579,600
2,000,000		Metropolitan Nashville, TN Airport Authority, Airport Improvement Revenue Refunding Bonds (Series 2010B), 4.00% (Assured Guaranty Municipal Corp. INS), 7/1/2015	2,144,100
		TOTAL	11,550,944
		Texas—7.5%
800,000		Austin, TX Electric Utility System, Revenue Refunding Bonds (Series 2012A), 5.00%, 11/15/2020	978,616
2,000,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2016	2,256,940
1,000,000		Dallas, TX, LT GO Refunding Bonds (Series 2010C), 5.00%, 2/15/2017	1,165,410
1,750,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2018	2,089,342
3,250,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2012B), 5.00%, 11/1/2019	3,910,433
5,635,000		Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.02% (Memorial Hermann Health System), 6/1/2022	5,636,240
4,500,000		Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.07% (Memorial Hermann Health System), 6/1/2023	4,501,215

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,685,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.17% (Memorial Hermann Health System), 6/1/2024	$5,686,762
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,163,280
1,200,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.65% (Harris County, TX Toll Road Authority), 8/15/2016	1,200,192
1,515,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.75% (Harris County, TX Toll Road Authority), 8/15/2017	1,515,409
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.76% (Harris County, TX Toll Road Authority), 8/15/2021	3,751,125
2,500,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 0.90% (Harris County, TX Toll Road Authority), 8/15/2018	2,514,825
1,000,000		Houston, TX Airport System, Senior Lien Revenue & Refunding Bonds (Series 2009A), 5.00%, 7/1/2015	1,100,210
2,375,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 4.00%, 11/15/2016	2,655,464
1,790,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2010C), 5.00%, 11/15/2016	2,065,427
2,335,000		Houston, TX Hotel Occupancy Tax, Hotel Occupancy Tax & Special Revenue Refunding Bonds (Series 2011A), 5.00%, 9/1/2018	2,689,126
335,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2013	338,832
500,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2014	527,015
1,090,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2015	1,190,182
3,570,000		Lubbock, TX HFDC, Revenue Refunding Bonds (Series 2008B), 5.00% (St. Joseph Health System), 7/1/2019	4,252,513
3,000,000		Mission, TX EDC, Solid Waste Disposal Revenue Bonds (Series 2006), 3.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2015	3,164,700
2,000,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2011B), 5.00%, 1/1/2019	2,358,120
1,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2014	1,063,120
2,000,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2016	2,257,380
1,250,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2019	1,466,700
550,000		Sam Rayburn, TX Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012), 5.00%, 10/1/2021	653,543
2,600,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2016	3,003,442
3,105,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2017	3,694,671
2,375,000		Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2011), 5.00% (Texas State), 10/1/2018	2,887,881
1,110,000		Texas State, College Student Loan Bonds (Series 2010), 5.00%, 8/1/2014	1,181,007
		TOTAL	73,919,122
		Utah—1.3%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,013,160
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,013,620
1,350,000		Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2015	1,493,235
3,000,000		Utah County, UT IDA, Environmental Improvement Revenue Refunding Bonds (Series 2011), 5.38% (United States Steel Corp.), 11/1/2015	3,096,390
5,000,000		Utah State, UT GO Bonds (Series 2009C), 5.00%, 7/1/2017	5,914,300
		TOTAL	12,530,705
		Virginia—1.7%
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.13% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	5,015,088
2,000,000		Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 1.50% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2014	2,016,480
2,000,000		Pittsylvania County, VA, UT GO School Refunding Notes (Series 2012), 3.00%, 7/15/2017	2,033,280
1,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2019	1,187,590
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2020	2,391,500
3,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.38% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	3,074,880
1,430,000		York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	1,476,160
		TOTAL	17,194,978
		Washington—1.3%
1,500,000		Port of Bellingham, WA Industrial Development Corp., Revenue Refunding Bonds (Series 2003A), 5.00% (BP PLC), 1/1/2016	1,667,595
1,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2016	1,125,020
1,000,000		Seattle, WA Municipal Light & Power, Revenue Refunding Bonds (Series 2010B), 5.00%, 2/1/2017	1,161,500

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Washington—continued
$2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2013	$2,580,600
2,500,000	Snohomish County, WA Public Utility District No. 1, Generation System Revenue Refunding Bonds, 5.00%, 12/1/2014	2,692,125
3,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Series 2012B), 5.00% TOBs (Providence Health & Services), Mandatory Tender 10/1/2021	3,600,870
	TOTAL	12,827,710
	West Virginia—0.6%
1,000,000	West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	1,015,710
5,000,000	West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.13% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	5,154,100
	TOTAL	6,169,810
	Wisconsin—1.1%
1,075,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2010A), 5.00% (Aurora Health Care, Inc.), 4/15/2013	1,077,386
4,785,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2019	5,719,176
1,310,000	Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2011A), 5.00% (Gundersen Lutheran), 10/15/2020	1,556,856
2,500,000	Wisconsin State, GO Refunding Bonds (Series 2011-1), 5.00%, 5/1/2016	2,836,175
	TOTAL	11,189,593
	Wyoming—0.4%
3,650,000	Albany County, WY, PCRBs (Series 1985), 1.75% TOBs (Union Pacific Railroad Co.)/(Union Pacific Corp. GTD), Optional Tender 12/2/2013	3,642,736
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $921,324,995)	947,664,999
	SHORT-TERM MUNICIPALS—4.0%[2]
	Colorado—0.8%
6,000,000	Denver (City & County), CO, (Series 2007G-1) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 4/1/2013	6,000,000
1,710,000	Denver (City & County), CO, (Series 2007G-2) Daily VRDNs (Denver, CO City & County Airport Authority)/(Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.340%, 4/1/2013	1,710,000
	TOTAL	7,710,000
	Louisiana—0.7%
7,000,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.280%, 4/3/2013	7,000,000
	Pennsylvania—2.5%
15,000,000	Mercer County, PA, (Series 2011) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.330%, 4/4/2013	15,000,000
10,000,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.380%, 4/4/2013	10,000,000
	TOTAL	25,000,000
	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	39,710,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (IDENTIFIED COST $961,034,995)[3]	987,374,999
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	254,219
	TOTAL NET ASSETS—100%	$987,629,218
At March 31, 2013, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Floating rate note with current rate and next reset date shown.
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	At March 31, 2013, the cost of investments for federal tax purposes was $960,948,891. The net unrealized appreciation of investments for federal tax purposes was $26,426,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $26,801,219 and net unrealized depreciation from investments for those securities having an excess of cost over value of $375,111.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable time (for example, within five business days after a new security us delivered to the Fund), the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CDA	—Community Development Administration
COL	—Collateralized
COPs	—Certificates of Participation
EDA	—Economic Development Authority
EDC	—Economic Development Corporation
EDFA	—Economic Development Finance Authority
FGIC	—Financial Guaranty Insurance Company
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LO	—Limited Obligation
LT	—Limited Tax
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SO	—Special Obligation
TFA	—Transitional Finance Authority
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Short-Intermediate Duration Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date May 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 22, 2013